PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Jun. 30, 2019
PROVISIONS (CURRENT AND NON-CURRENT)
PROVISIONS (CURRENT AND NON-CURRENT)

16.PROVISIONS (CURRENT AND NON-CURRENT)

	2019	2018
	A$	A$
Current provisions
Annual leave	152,352	145,449
Long service leave	243,740	268,544
Make good *	91,590	91,590
Total current provisions	487,682	505,583
Non-current provisions
Long service leave	809	3,390
Make good *	—	—
Total non-current provisions	809	3,390
Total provisions	488,491	508,973

*   Make good provision

Genetic Technologies Limited is required to restore the leased premises situated in Fitzroy, Melbourne to their original condition at the end of the lease terms. A provision has been recognized for the present value of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalized as part of the cost of leasehold improvements and are amortized over the shorter of the term of the lease or the useful life of the assets. See Note 2 (u) for the Company’s other accounting policies relevant to provisions.

	Consolidated
	2019	2018
	A$	A$
Reconciliation of annual leave provision
Balance at the beginning of the financial year	145,499	239,821
Add: obligation accrued during the year	91,106	155,967
Less: utilized during the year	(84,253)	(250,289)
Balance at the end of the financial year	152,352	145,499
Reconciliation of long service leave provision
Balance at the beginning of the financial year	271,933	299,739
(Less)/ Add: obligation accrued during the year	10,226	(27,806)
Less: utilized during the year	(37,610)	—
Balance at the end of the financial year	244,549	271,933

Note: The current provisions for annual leave and long service leave include a total amount of $ 335,655 (2018: $ 325,421) in respect of obligations which, based on historical evidence, the Company estimates will be settled more than 12 months from balance date.